Consolidated statement of financial position - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	₽ 1,893	₽ 2,346
Goodwill and other intangible assets	10,813	11,316
Investments in associates	1,635	1,118
Long-term debt securities and deposits	3,495	4,015
Long-term loans	214	265
Other non-current assets	112	83
Deferred tax assets	209	217
Total non-current assets	18,371	19,360
Current assets
Trade and other receivables	7,445	6,162
Short-term loans	5,799	11,419
Short-term debt securities and deposits	2,888	1,136
Prepaid income tax	197	259
Other current assets	1,202	917
Cash and cash equivalents	47,382	42,101
Assets held for sale	31	123
Total current assets	64,944	62,117
Total assets	83,315	81,477
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserve	2,575	2,576
Retained earnings	14,602	10,557
Translation reserve	554	289
Total equity attributable to equity holders of the parent	31,676	27,367
Non-controlling interests	96	70
Total equity	31,772	27,437
Non-current liabilities
Long-term debt	4,923	1,545
Long-term lease liabilities	762	1,017
Long-term customer accounts	36	444
Other non-current liabilities	44	45
Deferred tax liabilities	1,161	749
Total non-current liabilities	6,926	3,800
Current liabilities
Trade and other payables	29,528	27,295
Customer accounts and amounts due to banks	12,301	21,519
Short-term debt	1,640
Short-term lease liabilities	354	340
VAT and other taxes payable	147	184
Other current liabilities	647	902
Total current liabilities	44,617	50,240
Total equity and liabilities	₽ 83,315	₽ 81,477